Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 9.69		$ 9.77		$ 10.59
Interest Income (in dollars per unit)	$ 0	[1]	$ 0.01		$ 0	[1]
Expenses (in dollars per unit)	$ (0.84)		$ (0.81)		$ (0.83)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 1.69	[2]	$ 0.72	[2]	$ 0.01	[2]
Net Income (Loss) (in dollars per unit)	$ 0.85		$ (0.08)	[3]	$ (0.82)
Net asset value, period end (in dollars per unit)	$ 10.54		$ 9.69		$ 9.77
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.10%)		(8.20%)		(8.20%)
Expenses before Incentive Fees (in hundredths)	8.10%		8.20%		8.20%
Expenses after Incentive Fees (in hundredths)	8.10%		8.20%		8.20%
Net Income (Loss) (in hundredths)	9.20%		0.20%		(7.80%)
Total return before incentive fees (in hundredths)	8.80%		(0.80%)		(7.70%)
Total return after incentive fees (in hundredths)	8.80%		(0.80%)		(7.70%)
Amount is less than this percentage (in hundredths)	0.005%				0.005%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 17.83		$ 20.94		$ 20.71
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.30)		$ (1.58)		$ (1.67)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.27)	[4]	$ (1.54)	[4]	$ 1.89	[4]
Net Income (Loss) (in dollars per unit)	$ (1.56)	[5]	$ (3.11)	[5]	$ 0.23	[5]
Net asset value, period end (in dollars per unit)	$ 16.27		$ 17.83		$ 20.94
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.70%)		(7.90%)		(8.10%)
Expenses before Incentive Fees (in hundredths)	7.70%		8.00%		8.10%
Expenses after Incentive Fees (in hundredths)	7.70%		8.00%		8.10%
Net Income (Loss) (in hundredths)	(9.10%)		(15.10%)		1.10%
Total return before incentive fees (in hundredths)	(8.70%)		(14.90%)		1.10%
Total return after incentive fees (in hundredths)	(8.70%)		(14.90%)		1.10%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 11.37		$ 12.62		$ 12.42
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (0.88)		$ (0.92)		$ (0.96)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 1.72	[4]	$ (0.34)	[4]	$ 1.15	[4]
Net Income (Loss) (in dollars per unit)	$ 0.85	[5]	$ (1.25)	[5]	$ 0.20	[5]
Net asset value, period end (in dollars per unit)	$ 12.22		$ 11.37		$ 12.62
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.50%)		(7.70%)		(7.70%)
Expenses before Incentive Fees (in hundredths)	7.60%		7.80%		7.70%
Expenses after Incentive Fees (in hundredths)	7.60%		7.80%		7.70%
Net Income (Loss) (in hundredths)	7.40%		(11.10%)		1.70%
Total return before incentive fees (in hundredths)	7.50%		(9.90%)		1.60%
Total return after incentive fees (in hundredths)	7.50%		(9.90%)		1.60%

[1]	Amount less than 0.005%.
[2]	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.
[4]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[5]	Based on change in net asset value per Unit.